Summary of Condensed Cash Flow (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	$ (645,726)	$ (605,398)
Net cash used in investing activities		4,785
Net cash provided by financing activities	100,000
Net decrease in cash	(376,746)	(1,274,071)
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	(236,355)	(713,851)
Net cash used in investing activities
Net cash provided by financing activities	100,115
Net decrease in cash	$ (136,240)	$ (713,851)